Statement of Cash Flows	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (123,046)
Interest earned on investments held in Trust Account	(65,235)
Changes in operating assets and liabilities:
Prepaid expenses	(183,496)
Accrued expenses	4,927
Accrued income taxes	6,864
Franchise tax payable	32,563
Net cash used in operating activities	(327,423)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(166,750,000)
Net cash used in investing activities	(166,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from note payable to related party	25
Proceeds received from initial public offering, gross	166,750,000
Proceeds received from private placement	5,335,000
Repayment of note payable to related party	(127,232)
Payments of offering costs	(3,591,285)
Net cash provided by financing activities	168,391,508
Net change in cash	1,314,085
Cash - beginning of the period
Cash - end of the period	1,314,085
Supplemental disclosure of noncash activities:
Offering costs included in note payable - related party	127,207
Offering costs included in accrued expenses	70,000
Deferred underwriting commissions	5,836,250
Value of common stock subject to possible redemption	157,484,340
Value of common stock subject to possible redemption	$ (122,130)